Other Finance Expense - Summary of Other Finance Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Income Statement [Abstract]
Bank fees, charges and external guarantee costs	$ 504		$ 1,221		$ 1,414
Related party guarantee commissions (Note 18)					634
Related party financing service fee (Note 18)			50
Total other finance expense	$ 504	[1]	$ 1,271	[1]	$ 2,048	[2]

[1]	2015 and 2014 refers to the Consolidated Statements of Operations
[2]	2013 refers to the Consolidated and Combined Carve-Out Statement of Operations